Investment Securities - Additional Information (Detail)		1 Months Ended			12 Months Ended
	Aug. 31, 2009	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) Times Security	Dec. 31, 2014 USD ($) Security	Dec. 31, 2013 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Number of securities prior to maturity | Security					2	4
Gross proceed from sale of securities					$ 130,000	$ 18,300,000
Gross realized gains					$ 2,000	50,000
Number of securities matured | Security					1
Aggregate value of securities matured					$ 2,500,000
Proceeds paid off on maturity of security						$ 10,000,000
Number of securities paid off | Security						1
OTTI credit related charge					0	$ 0
Cumulative OTTI balance					8,200,000
OTTI charges recognized in earnings					0	0	$ 0
12 Months or Longer Estimated Fair Value			$ 92,543,000		88,238,000	92,543,000
Gross unrealized loss in the category of 12 months or longer			4,879,000		3,645,000	4,879,000
Less than 12 months gross unrealized loss			291,000		400,000	291,000
Less than 12 Months, Estimated Fair Value			31,511,000		72,283,000	31,511,000
Amortized cost of securities					24,000,000
Estimated fair value of securities					$ 23,700,000
Future default rate					3.60%
Period of time with no recovery rate					3 years
Deferred dividends paid by the issuer		$ 25,000	25,000	$ 590,000
Amortized cost of investment securities pledged to secure public deposits					$ 12,400,000
Estimated fair value of investment securities pledged to secure public deposits					12,300,000
Amortized cost of investment securities pledged as collateral on secured borrowings					111,100,000
Estimated fair value of investment securities pledged as collateral on secured borrowings					111,200,000
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer Estimated Fair Value					$ 2,500,000
Number of investment securities in unrealized loss position of twelve months or longer | Security					1
Gross unrealized loss in the category of 12 months or longer					$ 10,000
Less than 12 months gross unrealized loss					10,000
Less than 12 Months, Estimated Fair Value					2,484,000
U.S. Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer Estimated Fair Value			4,786,000		$ 4,902,000	4,786,000
Number of investment securities in unrealized loss position of twelve months or longer | Security					1
Gross unrealized loss in the category of 12 months or longer			187,000		$ 74,000	187,000
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer Estimated Fair Value			33,453,000		$ 27,028,000	33,453,000
Number of investment securities in unrealized loss position of twelve months or longer | Security					6
Gross unrealized loss in the category of 12 months or longer			1,016,000		$ 902,000	1,016,000
Less than 12 months gross unrealized loss			35,000		$ 254,000	35,000
Number of investment securities in unrealized loss less than 12 months | Security					18
Less than 12 Months, Estimated Fair Value			7,801,000		$ 56,753,000	7,801,000
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer Estimated Fair Value			44,894,000		46,133,000	44,894,000
Gross unrealized loss in the category of 12 months or longer			1,072,000		825,000	1,072,000
Less than 12 months gross unrealized loss			256,000		135,000	256,000
Less than 12 Months, Estimated Fair Value			23,710,000		$ 12,864,000	23,710,000
Number of investment securities | Security					4
Collateralized Loan Obligations [Member] | AAA [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investment securities in unrealized loss position of twelve months or longer | Security					4
Number of investment securities in unrealized loss less than 12 months | Security					1
Collateralized Loan Obligations [Member] | AA [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of investment securities in unrealized loss position of twelve months or longer | Security					4
Number of investment securities in unrealized loss less than 12 months | Security					2
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cumulative OTTI balance					$ 1,200,000
12 Months or Longer Estimated Fair Value			9,410,000		$ 10,175,000	9,410,000
Number of investment securities in unrealized loss position of twelve months or longer | Security					2
Gross unrealized loss in the category of 12 months or longer			$ 2,604,000		$ 1,844,000	$ 2,604,000
Number of Non-rated single issuer security | Security					1
Non-rated single issuer security with amortized cost					$ 3,200,000
Non-rated single issuer security with estimated fair value					$ 3,100,000
Number of investment grade rated pooled security | Security					1
Investment grade rated pooled security with an amortized cost					$ 8,800,000
Investment grade rated pooled security with estimated fair value					$ 7,100,000
Security with principal coverage | Times					3.3
Non-rated single issuer trust preferred security, permitted period for deferment on dividend	5 years
Available for Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross proceed from sale of securities					$ 42,800,000
Gross realized gains					$ 1,300,000
Number of available for sale securities sold prior to maturity | Security					103